Transfer of Financial Assets - Fair Value of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Transfers and Servicing [Abstract]
Beginning balance	¥ 127,593	¥ 116,745
Ending balance	¥ 123,114	¥ 127,593